Summary of Significant Accounting Policies - Schedule of Revenue Disaggregated by Timing of Revenue Recognition (Details)	6 Months Ended
	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	May 31, 2024 HKD ($)
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	$ 8,202,158	$ 1,046,074	$ 10,353,668
Point in time [Member] | Financial PR services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	4,679,637	596,824	7,611,392
Point in time [Member] | Project-based PR Services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	2,269,121	289,396	848,566
Point in time [Member] | One-off PR Services [Member]
Schedule of Revenue Disaggregated by Timing of Revenue Recognition [Line Items]
Total Revenue	$ 1,253,400	$ 159,854	$ 1,893,710